Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,372,000)	$ (2,483,000)	$ (9,826,000)	$ (9,289,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	192,000	213,000	818,000	1,020,000
Net change in fair value of trading marketable securities	0	(106,000)	(282,000)	(641,000)
Non-cash lease expense	8,000	8,000	33,000	40,000
Prepaid expenses and other current assets	(9,000)	(5,000)	457,000	430,000
Changes in operating assets and liabilities:
Deferred offering costs	(424,000)	0
Accounts payable and accrued liabilities	800,000	(624,000)	449,000	296,000
Accounts payable - related parties	(38,000)	53,000	31,000	(23,000)
Advances from investors	236,000	0
Fixed cash payments related to operating leases	(8,000)	(8,000)	(30,000)	(40,000)
Net cash used in operating activities	(1,597,000)	(2,942,000)	(8,350,000)	(8,207,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in trading marketable securities	0	(481,000)	(481,000)	(13,685,000)
Proceeds from disposition of marketable securities	0	1,750,000	8,250,000	15,680,000
Proceeds from disposition of available-for-sale securities			0	1,512,000
Net cash provided by investing activities	0	1,269,000	7,769,000	3,507,000
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common shares for cash, net	0	55,000	112,000	567,000
Net cash provided by financing activities	0	55,000	112,000	567,000
Effect of exchange rate changes on cash	5,000	(2,000)	(8,000)	60,000
Net change in cash and cash equivalents	(1,592,000)	(1,620,000)	(477,000)	(4,073,000)
Cash and cash equivalents - beginning of period	2,338,000	2,815,000	2,815,000	6,888,000
Cash and cash equivalents - end of period	746,000	1,195,000	2,338,000	2,815,000
Supplemental Cash Flow Information
Cash paid for interest	0	0	0	0
Cash paid for income taxes	0	0	0	0
NON-CASH FINANCING AND INVESTING ACTIVITIES:
Initial recognition of the right-of-use asset and lease liability	$ 0	$ 111,000	$ 111,000	$ 0